Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	$ 78	$ 90	$ 80
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of accounting changes		2	195
Capitalized contract cost
Amortization of contract cost assets	126	124
Revenue recognized	$ 164
Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of accounting changes		$ 2	$ 165
ASC 606 | Retained earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of accounting changes				$ 164